Offerings	Feb. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% Senior Notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99818
Maximum Aggregate Offering Price	$ 499,090,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,410.68
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.200% Senior Notes due 2055
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	0.9933
Maximum Aggregate Offering Price	$ 297,990,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,622.27